Income Taxes - Components of Net Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration	$ 198.7
Operating loss carryforwards, not subject to expiration	310.5
Total	509.2
U.S. Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration	62.4
Operating loss carryforwards, not subject to expiration	310.5
Total	372.9
U.S. State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration	136.3
Operating loss carryforwards, not subject to expiration	0.0
Total	$ 136.3